Other Information	12 Months Ended
Dec. 31, 2012
Other Information [Abstract]
Other Information [Text Block]

NOTE 12 — OTHER INFORMATION

The following table discloses the components of “Other income (expense)” for the years ended December 31, 2012, 2011 and 2010, respectively:

(In thousands)	Years Ended December 31,
	2012	2011	2010
Foreign exchange loss	$(3,018)	$(234)	$(12,783)
Other	3,268	(2,935)	(1,051)
Total other income (expense) — net	$250	$(3,169)	$(13,834)

The following table discloses the deferred income tax (asset) liability related to each component of other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, respectively:

(In thousands)	Years Ended December 31,
	2012	2011	2010
Foreign currency translation adjustments and other	$3,210	$(449)	$5,916
Unrealized holding gain on marketable securities	15,324	2,667	14,475
Unrealized holding gain on cash flow derivatives	30,074	20,157	9,067
Total increase in deferred tax liabilities	$48,608	$22,375	$29,458

The following table discloses the components of “Other current assets” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Inventory	$23,110	$21,157
Deferred tax asset	19,249	16,573
Deposits	10,277	15,167
Deferred loan costs	44,446	53,672
Other	70,126	89,582
Total other current assets	$167,208	$196,151

The following table discloses the components of “Other assets” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Investments in, and advances to, nonconsolidated affiliates	$370,912	$359,687
Other investments	119,196	77,766
Notes receivable	363	512
Prepaid expenses	32,382	600
Deferred loan costs	157,726	188,823
Deposits	18,420	17,790
Prepaid rent	71,942	79,244
Other	28,942	36,917
Non-qualified plan assets	10,593	10,539
Total other assets	$810,476	$771,878

The following table discloses the components of “Other current liabilities” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Interest rate swap - current portion	$76,939	$-
Redeemable noncontrolling interest	60,950	-
Total other current liabilities	$137,889	$-

The following table discloses the components of “Other long-term liabilities” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Unrecognized tax benefits	$158,321	$212,672
Asset retirement obligation	56,047	50,983
Non-qualified plan liabilities	10,593	10,539
Interest rate swap - long-term portion	-	159,124
Deferred income	12,121	15,246
Redeemable noncontrolling interest	-	57,855
Deferred rent	106,394	81,599
Employee related liabilities	24,265	40,145
Other	82,776	79,725
Total other long-term liabilities	$450,517	$707,888

The following table discloses the components of “Accumulated other comprehensive loss,” net of tax, as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Cumulative currency translation adjustment	$(178,372)	$(212,761)
Cumulative unrealized gain (losses) on securities	66,982	41,302
Cumulative other adjustments	6,286	5,708
Cumulative unrealized gain (losses) on cash flow derivatives	(48,180)	(100,292)
Total accumulated other comprehensive loss	$(153,284)	$(266,043)